Expense Example {- Fidelity Advisor® Limited Term Bond Fund} - 08.31 Fidelity Advisor Limited Term Bond Fund AMCIZ PRO-12 - Fidelity Advisor® Limited Term Bond Fund	Oct. 30, 2021 USD ($)
Fidelity Advisor Limited Term Bond Fund: Class A
Expense Example:
1 year	$ 349
3 years	508
5 years	680
10 years	1,180
Fidelity Advisor Limited Term Bond Fund: Class M
Expense Example:
1 year	349
3 years	508
5 years	680
10 years	1,180
Fidelity Advisor Limited Term Bond Fund: Class C
Expense Example:
1 year	256
3 years	483
5 years	834
10 years	1,613
Fidelity Advisor Limited Term Bond Fund: Class I
Expense Example:
1 year	51
3 years	160
5 years	280
10 years	628
Fidelity Advisor Limited Term Bond Fund: Class Z
Expense Example:
1 year	37
3 years	123
5 years	219
10 years	$ 500